Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2011
Income Taxes [Line Items]
Net operating loss carry-forwards	$ 302,000,000
Net operating loss carry-forwards with have no expiration date	218,000,000
Operating loss, expiration date	2030
Tax credit carry-forwards	3,900,000
Tax credit carry-forwards, expiration date	2022
Investment tax credit carry-forwards	8,300,000
Investment tax credit carry-forwards, expiration date	2021
Income tax, tax holidays	12,000,000	10,000,000	18,000,000
Income tax holidays income tax benefit per share	$ 0.13	$ 0.11	$ 0.20
Release of tax reserves as a result of the conclusion of the tax audits and other proceedings				24,000,000
Unrecognized tax benefits related to prior years		15,600,000
Unrecognized accrued interest and penalties	2,200,000	2,500,000
Increase to income tax reserves for unrecognized tax benefits based on tax positions related to current and prior years	300,000
Interest and penalties related to unrecognized tax benefits	300,000
Unrecognized tax benefits reserve that would impact effective tax rate if released into income	15,600,000
Unrecognized tax benefits payable, current	2,400,000
Unrecognized tax benefits payable, non-current	13,200,000
Undistributed earnings of non-U.S. operations	$ 4,000,000,000